Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Summary of Shares Issued	Authorized We are authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares. The common shares are not redeemable or convertible. The preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors. Issued Number of Common Shares Share Capital Balance – December 31, 2021 557,492,516 15,457 Issued under option plans and share-settled plans 3,066,148 202 Repurchased (53,312,559) (1,487) Balance – December 31, 2022 507,246,105 14,172
Summary of Share Repurchases	Share Repurchase Programs Maximum Maximum Number of Commencement Shares for Shares for Shares Date Expiry Repurchase Repurchase (%) Repurchased 2020 Normal Course Issuer Bid February 27, 2020 February 26, 2021 28,572,458 5 710,100 2021 Normal Course Issuer Bid March 1, 2021 February 28, 2022 28,468,448 5 22,186,395 2022 Normal Course Issuer Bid 1 March 1, 2022 February 7, 2023 55,111,110 10 47,108,318 2023 Normal Course Issuer Bid 2 March 1, 2023 February 29, 2024 24,962,194 5 ‐ 1 The original expiry date was February 28, 2023, but we acquired the maximum aggregate number of common shares allowable on February 7, 2023. As of February 7, 2023, an additional 8,002,792 common shares were repurchased for cancellation at a cost of $ 625 and an average price per share of $ 78.07 . 2 On February 15, 2023, our Board of Directors approved a share repurchase program. The 2023 normal course issuer, which is subject to acceptance by the Toronto Stock Exchange, will expire earlier than the date above if we acquire the maximum number of common shares allowable or otherwise decide not to make any further repurchases. Purchases under the normal course issuer bids were, or may be, made through open market purchases at market prices as well as by other means permitted by applicable securities regulatory authorities, including private agreements. Summary of share repurchases 2022 2021 Number of common shares repurchased for cancellation 53,312,559 15,982,154 Average price per share (US dollars) 84.34 69.17 Total cost 4,496 1,105
Dividends Declared	Dividends Declared 2022 2021 Declared Per Share Declared Per Share February 16, 2022 0.48 February 17, 2021 0.46 May 18, 2022 0.48 May 17, 2021 0.46 August 4, 2022 0.48 August 9, 2021 0.46 November 3, 2022 0.48 November 1, 2021 0.46 1.92 1.84